UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                 AMENDMENT NO. 1
                                       TO
                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:  811-08519

FEDERATED CORE TRUST
-------------------------------------------------------------------------------
Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, PA  15237-7000

(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh,  PA  15222-3779
-------------------------------------------------------------------------------
(Name and address of agent for service)


Registrant's telephone number, including area code:  412-288-1900

Date of Fiscal year-end:  12/31

Date of reporting period: 7/1/2005 - 6/30/2006

Item 1.  Proxy Voting Record



=========================== HIGH YIELD BOND PORTFOLIO ==========================


B&G FOODS, INC.

Ticker:       BGF.A          Security ID:  05508R205
Meeting Date: MAY 9, 2006    Meeting Type: Annual
Record Date:  MAR 24, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director David L. Wenner            For       For        Management
1.2   Elect Director Robert C. Cantwell         For       For        Management
1.3   Elect Director James R. Chambers          For       For        Management
1.4   Elect Director Cynthia T. Jamison         For       For        Management
1.5   Elect Director Dennis M. Mullen           For       For        Management
1.6   Elect Director Alfred Poe                 For       For        Management


--------------------------------------------------------------------------------

NTL INC

Ticker:       NTLI           Security ID:  62941W101
Meeting Date: MAY 18, 2006   Meeting Type: Annual
Record Date:  APR 12, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Edwin M. Banks             For       For        Management
1.2   Elect Director Stephen A. Burch           For       For        Management
1.3   Elect Director Simon P. Duffy             For       For        Management
1.4   Elect Director Charles C. Gallagher       For       For        Management
2     Ratify Auditors                           For       For        Management
3     Adoption of Share Issuance Bonus Scheme   For       For        Management
4     Approve Omnibus Stock Plan                For       Against    Management


--------------------------------------------------------------------------------

NTL INCORPORATED

Ticker:                      Security ID:  62940M104
Meeting Date: MAR 2, 2006    Meeting Type: Special
Record Date:  JAN 12, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management


--------------------------------------------------------------------------------

US UNWIRED INC.

Ticker:                      Security ID:  90338RAG9
Meeting Date: FEB 27, 2006   Meeting Type: Written Consent
Record Date:  FEB 9, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS                       None      Did Not    Management
                                                          Vote


--------------------------------------------------------------------------------

VIATEL HOLDING BERMUDA LTD

Ticker:                      Security ID:  G93447103
Meeting Date: DEC 7, 2005    Meeting Type: A
Record Date:  NOV 3, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve financial statements              For       For        Management
2     Appoint outside auditors                  For       For        Management
3     Set auditors'' fees                       For       For        Management
4     Elect Didier Delepine                     For       Against    Management
5     Elect S. Dennis N. Belcher                For       Against    Management
6     Elect Thomas E. Doster                    For       Against    Management
7     Elect Leslie Goodman                      For       Against    Management
8     Elect Edward Greenberg                    For       Against    Management
9     Elect Kevin P. Power                      For       Against    Management
10    Elect Lucy Woods                          For       Against    Management


--------------------------------------------------------------------------------

VIATEL HOLDING BERMUDA LTD

Ticker:       VTLAF          Security ID:  G93447103
Meeting Date: JUN 7, 2006    Meeting Type: Special
Record Date:  MAY 15, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THAT THE TRANSFER OF (I) ONE-HALF OF      For       Did Not    Management
      CERTAIN OF THE COMPANY S EUROPEAN LONG              Vote
      HAUL NETWORK ASSETS; (II) ALL OF THE
      COMPANY S LONG HAUL NETWORK ASSETS IN
      GERMANY FORMING THE NETWORK STRETCH KNOWN
      AS PEN 3; AND (III) CERTAIN REVENUES
      LINKED TO SPECIFIED EXIS
2     THAT ANY ONE DIRECTOR OR OFFICER OF THE   For       Did Not    Management
      COMPANY BE AND HEREBY IS AUTHORISED TO              Vote
      TAKE ALL NECESSARY OR DESIRABLE STEPS TO
      NEGOTIATE, CONCLUDE, IMPLEMENT, EXECUTE
      AND GIVE EFFECT TO ANY DOCUMENT, DEED,
      ACT OR THING PURSUANT TO OR OTHERWISE IN
      CONNECTION WIT
3     THAT ANY AND ALL ACTIONS OF THE DIRECTORS For       Did Not    Management
      AND OFFICERS OF THE COMPANY ACTING                  Vote
      INDIVIDUALLY OR TOGETHER WITH ANOTHER TO
      DATE IN CONNECTION WITH THE TRANSACTION
      BE AND ARE HEREBY APPROVED, RATIFIED,
      CONFIRMED AND ADOPTED IN ALL RESPECTS AS
      ACTIONS TAKEN FOR


--------------------------------------------------------------------------------

VIATEL HOLDING BERMUDA LTD

Ticker:                      Security ID:  G93447103
Meeting Date: NOV 22, 2005   Meeting Type: S
Record Date:  OCT 27, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve divestiture/spin-off              For       For        Management
2     Authorize legal formalities               For       For        Management
3     Authorize legal formalities               For       For        Management


========================  FEDERATED GOVERNMENT POOL  ===========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

================  FEDERATED INFLATION-PROTECTED SECURITIES CORE FUND ===========

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

========================  FEDERATED MORTGAGE CORE PORTFOLIO ====================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.


========================     FEDERATED PRIME POOL    ===========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.


========== END NPX REPORT

                                  SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    FEDERATED CORE TRUST



By (Signature and Title)*       /s/John B. Fisher
                                John B. Fisher
                                President - Principal Executive Officer


Date:  September 7, 2007



* Print the name and title of each signing officer under his or her signature.